Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 60,371	$ 54,802
Prepaid expenses	37,979	41,020
Promotion items and related advances	16,774	21,963
Others	710	1,197
Prepaid expense and other assets, total	$ 115,834	$ 118,982